CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT - Preferred shares (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued (in shares)	0	0	0
Preference shares, shares outstanding (in shares)	0	0	0